Basis of Presentation - Net Loss Per Share (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Stock options
Anti-dilutive securities
Anti-dilutive securities (in shares)	144	305	216	370
Unvested restricted stock units
Anti-dilutive securities
Anti-dilutive securities (in shares)	8	45	25	79
Convertible preferred stock
Anti-dilutive securities
Anti-dilutive securities (in shares)	10	10	10	10
Warrants
Anti-dilutive securities
Anti-dilutive securities (in shares)	81,432	28,147	268,937	3,336